Finance Lease, Right-of-use Assets and Finance Lease Liabilities	12 Months Ended
Dec. 31, 2025
Finance Lease, Right-of-use Assets and Finance Lease Liabilities [Abstract]
Finance Lease, Right-of-use Assets and Finance Lease Liabilities
7.	Finance Lease, Right-of-use Assets and Finance Lease Liabilities:

On January 23, 2025, the Company entered into a six-month bareboat charter agreement with an unaffiliated third party for a secondhand Capesize vessel, the Blueship. The Company advanced a down payment of $4,000 which was paid upon signing of the agreement and another down payment of $4,000 upon delivery of the vessel to the Company, which took place on February 25, 2025. The Company was paying a daily charter rate of $10 over the period of the bareboat charter. At the end of the bareboat period, the Company had an obligation to purchase the vessel for $22,500. The Company had classified the above transaction as a finance lease. At the commencement date, the Company recognized a finance lease liability equal to the present value of lease payments during the bareboat charter period using an incremental borrowing rate of 4.65%. The Company recognized a finance lease liability of $23,747 and a corresponding right-of-use asset of $32,381 which also included $334 of initial direct costs. The amount of the right-of-use-asset was amortized on a straight-line method based on the estimated useful life of the vessel. On August 25, 2025, the Company exercised the purchase obligation for the Blueship and purchased the vessel at a price of $22,500 which was financed from the Kowa Blueship Sale and Leaseback (Note 8). Following the exercise of the purchase obligation, the unamortized balance of $31,009 was transferred from “Finance Lease, Right-of-use Assets” to “Vessels, net” (Note 6) in the accompanying consolidated balance sheet.

On May 9, 2023, the Company entered into a twelve-month bareboat charter agreement with an unaffiliated third party for a secondhand Newcastlemax vessel, the Titanship. The Company advanced a down payment of $3,500 which was paid upon signing of the agreement and another down payment of $3,500 upon delivery of the vessel to the Company, which took place on October 24, 2023. The Company was paying a daily bareboat rate of $9 over the period of the twelve-month bareboat charter. At the end of the bareboat period, the Company had an option to purchase the vessel for $20,210, which the Company exercised. The Company had classified the above transaction as a finance lease. At the commencement date, the Company recognized a finance lease liability equal to the present value of lease payments during the bareboat charter period using an incremental borrowing rate of 5.4%. The Company recognized a finance lease liability of $22,388 and a corresponding right-of-use asset of $29,998 which also included $610 of initial direct costs. The amount of the right-of-use-assets was amortized on a straight-line method based on the estimated useful life of the vessel. On October 24, 2024, the Company exercised the purchase option for the Titanship and purchased the vessel at a price of $20,210 which was financed from the October 2024 Alpha Bank Loan Facility (Note 8). Following the exercise of the purchase option, the unamortized balance of $28,412 was transferred from “Finance Lease, Right-of-use Assets” to “Vessels, net” (Note 6) in the accompanying consolidated balance sheet.

During the years ended December 31, 2025, 2024 and 2023, the amortization of the right-of-use assets amounted to $1,050, $1,150 and $436, respectively, and is presented in the Company’s consolidated statements of income under “Depreciation and amortization”. Interest expense on the finance lease liability for the same period amounted to $518, $898 and $219, respectively (Note 13).